Segment Information (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Number of operating segment	1
Number of reportable segment	1
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Number of operating segment		1
Number of reportable segment		1